Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Itamar Medical Ltd.
Entity Central Index Key	0001613170
Trading Symbol	itmr
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	335,285,001
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Voluntary Filers	No